Consolidated Statements of Income and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
OPERATING REVENUES:
Net revenues	$ 17,646,814	$ 37,363,303	$ 17,225,630
Net revenues - related parties	166,325	233,157	213,172
Total operating revenues	17,813,139	37,596,460	17,438,802
COST OF REVENUES:	(996,459)	(2,425,420)	(2,642,163)
GROSS PROFIT	16,816,680	35,171,040	14,796,639
OPERATING EXPENSES:
Selling and marketing	(7,668,248)	(15,598,482)	(4,242,231)
Selling and marketing - related party	(43,590)	(359,968)	(1,762,652)
General and administrative	(6,276,661)	(8,103,840)	(6,943,803)
General and administrative - related parties	(238,830)	(223,284)	(201,865)
Total operating expenses	(14,227,329)	(24,285,574)	(13,150,551)
INCOME FROM OPERATIONS	2,589,351	10,885,466	1,646,088
OTHER INCOME
Gain from short-term investment	156,066	169,065	93,007
Interest income	226,158	197,237	139,916
Other income, net	268,923	192,505	169,096
Total other income, net	651,147	558,807	402,019
INCOME BEFORE INCOME TAXES	3,240,498	11,444,273	2,048,107
PROVISION FOR INCOME TAX	4,812
NET INCOME	3,235,686	11,444,273	2,048,107
OTHER COMPREHENSIVE INCOME (LOSS)
Foreign currency translation adjustment	(2,273,012)	174,841	1,144,657
COMPREHENSIVE INCOME	$ 962,674	$ 11,619,114	$ 3,192,764
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	21,108,143	20,484,272	15,615,729
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 0.15	$ 0.56	$ 0.13